Subsequent Events (Tables)	12 Months Ended
Dec. 31, 2013
Subsequent Events [Abstract]
Schedule of Subsequent Events
The following table presents certain information about the properties that the Company acquired from January 1, 2014 to May 19, 2014 (dollar amounts in thousands):

	No. of Buildings	Square Feet	Base Purchase Price (1)
Total Portfolio – December 31, 2013 (2)	2,559	43,834,493	$7,392,610
Acquisitions, net of disposals	1,280	61,361,128	10,088,226
Total Portfolio – May 19, 2014 (2)	3,839	105,195,621	$17,480,836
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(1)Contract purchase price, excluding acquisition and transaction related costs.

(2)	Total portfolio excludes one vacant property contributed in September 2011, which was classified as held for sale as of December 31, 2013.